RESEARCH AND DEVELOPMENT ACTIVITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Schedule of milestone payments in consideration for the patent rights
Each Phase I initiation	$25,000
Each Phase II initiation	$250,000
Each Phase III initiation	$350,000
Each NDA/EMA filing	$1,000,000
Each NDA/EMA awarded	$9,000,000

Each Phase I initiation	$25,000
Each Phase II initiation	$250,000
Each Phase III initiation	$350,000
Each NDA/EMA filing	$1,000,000
Each NDA/EMA awarded	$9,000,000

Schedule of consideration of annual maintenance fees under the PITT Agreement
June 26 of each year 2018-2022	$5,000
June 26 of each year 2023-2024	$10,000
June 26 of each year 2025 until first commercial sale	$25,000

June 26 of each year 2018-2022	$5,000
June 26 of each year 2023-2024	$10,000
June 26 of each year 2025 until first commercial sale	$25,000

Schedule of Licensee required to make milestone payments
Each Phase I initiation	$50,000
Each Phase III initiation	$500,000
First commercial sale of product making use of licensed technology	$1,250,000

Each Phase I initiation	$50,000
Each Phase III initiation	$500,000
First commercial sale of product making use of licensed technology	$1,250,000